Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Significant Unobservable Inputs to Valuation of Financial Instruments (Details)	12 Months Ended
Dec. 31, 2025
Equity Volatility [Member] | Multiple EVA [Member]
Schedule of Significant Unobservable Inputs to Valuation of Financial Instruments [Line Items]
Valuation technique	Multiple/ EVA
Range or estimate	69.6
Discount Rate [Member] | Valuation, Income Approach [Member]
Schedule of Significant Unobservable Inputs to Valuation of Financial Instruments [Line Items]
Valuation technique	Income approach
Discount Rate [Member] | Valuation, Income Approach [Member] | Minimum [Member]
Schedule of Significant Unobservable Inputs to Valuation of Financial Instruments [Line Items]
Range or estimate	10.4
Discount Rate [Member] | Valuation, Income Approach [Member] | Maximum [Member]
Schedule of Significant Unobservable Inputs to Valuation of Financial Instruments [Line Items]
Range or estimate	12.59